Concentration Risk	12 Months Ended
Dec. 31, 2025
Concentration Risk [Abstract]
CONCENTRATION RISK

17. CONCENTRATION RISK

The Company has a concentration of its account receivables with specific customers. As of December 31, 2025, four customers accounted for 25.7%, 17.0%, 13.0% and 12.2% of net accounts receivable, respectively. As of December 31, 2024, three customers accounted for 18.4%, 14.4% and 11.4% of net accounts receivable, respectively.

For the year ended December 31, 2025, four customers accounted for approximately 17.3%, 17.2%, 15.3% and 11.1% of the total revenue, respectively. For the year ended December 31, 2024, two customers accounted for approximately 15.4%, and 13.8% of the total revenue, respectively. For the year ended December 31, 2023, one customer accounted for approximately 13.7% of the total revenue.

As of December 31, 2025 and 2024, the Company had insignificant balance of accounts payable and did not further assess the concentration risk of accounts payable.

For the year ended December 31, 2025, one supplier accounted for approximately 14.3% of the total cost of service revenue and product purchase. For the year ended December 31, 2024, two suppliers accounted for approximately 14.4% and 13.3% of the total cost of service revenue and product purchase, respectively. For the year ended December 31, 2023, two suppliers accounted for approximately 29.4% and 15.7% of the total cost of service revenue and product purchase, respectively.